Share-Based Compensation (Schedule of Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,128,098	957,487	764,767	537,288
Weighted Average Remaining contractual life	7 years 6 months 21 days	7 years 3 months 14 days
Weighted average exercise price | $ / shares	$ 16.67	$ 19.34	$ 30.44	$ 44.45
8.13-9.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	55,950
Weighted Average Remaining contractual life	8 years 10 months 6 days
Weighted average exercise price | $ / shares	$ 8.44
8.26-9.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares		55,950
Weighted Average Remaining contractual life		9 years 10 months 6 days
Weighted average exercise price | $ / shares		$ 8.44
11.89-14.42 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	943,109	711,124
Weighted Average Remaining contractual life	8 years 14 days	7 years 10 months 20 days
Weighted average exercise price | $ / shares	$ 13.01	$ 13.2
34.44-37.52 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	84,829
Weighted Average Remaining contractual life	4 years 10 months 2 days
Weighted average exercise price | $ / shares	$ 36.56
26.88-37.52 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares		125,535
Weighted Average Remaining contractual life		5 years 7 months 13 days
Weighted average exercise price | $ / shares		$ 35.99
47.11-67.06 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	44,210
Weighted Average Remaining contractual life	11 months 19 days
Weighted average exercise price | $ / shares	$ 66.93
42.14-67.06 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares		64,878
Weighted Average Remaining contractual life		1 year 10 months 6 days
Weighted average exercise price | $ / shares		$ 63.84